Loans and Borrowings - Additional Information (Detail) $ in Thousands								1 Months Ended		12 Months Ended
	Sep. 14, 2020 USD ($)	Mar. 16, 2020 USD ($)	Sep. 16, 2019 USD ($)	Mar. 14, 2019 USD ($)	Sep. 17, 2018 USD ($)	Mar. 14, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 31, 2017 USD ($) Installments	Jan. 31, 2017	Mar. 31, 2021 USD ($)	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Line of credit										$ 99,372
Line of credit [member] | UK [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										13,617
Line of credit [member] | South Africa [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										2,030
Line of credit [member] | North America [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit										10,000
Line of credit [member] | WNS Global Services Private Limited [member]
Disclosure of detailed information about borrowings [line items]
Line of credit										$ 73,725
Long term loan to finance acquisition of denali [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis									3M USD Libor
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Term loan facility tenure								5 years
Term loan facility amount								$ 84,000
Interest rate basis								3M USD Libor		3M USD LIBOR
Adjustment to interest rate basis								0.95%		0.95%
Repayment installment term | Installments								10
Repayment of installment	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400	$ 8,400			$ 8,400
Repayment installment amount								$ 8,400
Long term loan to finance acquisition of health help [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Fixed rate											1.9635%